                                              Rule 497(d)
                                              Reg. No. 33-57845



                       National Municipal Trust Series 177


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.